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                       SUPPLEMENT DATED DECEMBER 15, 2010
             TO THE PROSPECTUSES DATED MAY 1, 2010, AS AMENDED, FOR

                NEW YORK LIFE VARIABLE UNIVERSAL LIFE ACCUMULATOR
         NEW YORK LIFE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ACCUMULATOR
           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                   NYLIAC SURVIVORSHIP VARIABLE UNIVERSAL LIFE
  NEW YORK LIFE LEGACY CREATOR SINGLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                     NYLIAC VARIABLE UNIVERSAL LIFE PROVIDER
                       NYLIAC VARIABLE UNIVERSAL LIFE 2000
             NYLIAC SINGLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

             TO THE PROSPECTUSES DATED MAY 1, 2008, AS AMENDED, FOR

                NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE INSURANCE
         NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

                                  INVESTING IN

                NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     This supplement amends the May 1, 2010 and the May 1, 2008 prospectuses (the "Prospectuses") for the above referenced New York Life variable universal life policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the Prospectuses. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to note subadviser changes for the MainStay VP Conservative Allocation portfolio, MainStay VP Growth Allocation portfolio, MainStay VP Moderate Allocation portfolio, and the MainStay VP Moderate Growth Allocation portfolio (collectively, the "Portfolios").

     Keeping these purposes in mind, please note the following:

MAINSTAY VP ASSET ALLOCATION PORTFOLIOS

          As of January 1, 2011, all references in the Prospectuses to Madison Square Investors LLC or MSI as subadviser to the Portfolios should be deleted. New York Life Investment Management LLC will continue to serve as the investment adviser for the Portfolios and will provide day-to-day portfolio management services to the Portfolios.

                              ---------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010